SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements are unaudited and include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. In the opinion of management, the condensed unaudited consolidated financial statements contain all adjustments, including normal recurring adjustments, necessary to present fairly the Company’s financial position as of January 31, 2025, the results of its operations for the three months ended January 31, 2025 and 2024 and the cash flows for the three months ended January 31, 2025 and 2024. Results of operations for the fiscal periods presented herein are not necessarily indicative of fiscal year-end results.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted pursuant to the rules and regulations of the Securities Exchange Commission, although we believe that the disclosures made are adequate to make the information not misleading. These unaudited consolidated financial statements should be read in conjunction with our Annual Report on Form 10-K for the year ended October 31, 2024 filed with the Securities and Exchange Commission.

All amounts presented have been rounded to the nearest thousand except share amounts, share prices and earnings per share.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Concentrations of Risk

Concentrations of Risk

Credit Risk

The balance sheet items that potentially subject us to concentrations of credit risk are primarily cash and cash equivalents and accounts receivable. Balances in accounts are insured up to Federal Deposit Insurance Corporation (“FDIC”) limits of $250,000 per institution. At January 31, 2025, the Company held a total of approximately $64,000 of cash balances in one financial institution in excess of FDIC insurance coverage limits.

Major Customer

During the three months ended January 31, 2025, the Company sold products and services totaling approximately $108,000 (11.5%) to a large distributor and $106,000 (11.3%) to another large distributor.

During the three months ended January 31, 2024, the Company sold products and services totaling approximately $297,000 (25.7%) to a large distributor, approximately $125,000 (10.8%) to another large distributor and approximately $201,000 (17.4%) to an individual medical practice.

The Company’s sales agreements are non-exclusive and the Company does not believe it has any exposure based on the customers of its products.

Concentrations of Risk

Credit Risk

The balance sheet items that potentially subject us to concentrations of credit risk are primarily cash and cash equivalents and accounts receivable. Balances in accounts are insured up to Federal Deposit Insurance Corporation (“FDIC”) limits of $250,000 per institution. At October 31, 2024, the Company held in one financial institutions a total of $47,000 of cash balances in excess of FDIC insurance coverage limits.

Major Customer

During the year ended October 31, 2024, the Company sold products and services totaling approximately $661,000 (14.3%) to a large distributor and the distributor’s customers and approximately $556,000 (12.0%) to another large distributor and the distributor’s customers.

During the year ended October 31, 2023, the Company sold products and services totaling approximately $1,301,000 (28.5%) to a large distributor and the distributor’s customers, approximately $459,000 (10.1%) to another large distributor and the distributor’s customers and approximately $460,000 (10.1%) to an individual medical practice.

As of October 31, 2024, the Company had accounts receivable from three customers which comprised 60%, 17% and 12% of its gross accounts receivable, respectively. As of October 31, 2023, the Company had accounts receivable from one customer which comprised 50%. There were no other customers that accounted for more than 10% of accounts receivable at October 31, 2024 or 2023.

The Company’s sales agreements are non-exclusive and the Company does not believe it has any exposure based on the customers of its products.

Major Supplier

The Company has contracts with more than one supplier of the tissue raw material used in manufacturing of its products. During the fiscal year ended October 31, 2024, the Company purchased the tissue raw material used in manufacturing of its products from one supplier in the amount of $135,000.

During the fiscal year ended October 31, 2023, the Company purchased the tissue raw material used in manufacturing of its products from two suppliers, of which each accounted for approximately $113,100 and $86,900 or 57.0% and 43.0%, respectively, of the total amount of tissue raw material purchased during that period.

The Company’s supply agreements are non-exclusive and the Company does not believe it has any exposure based on the availability of raw materials and/or products from other suppliers.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles of the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Management bases its estimates on historical experience and on other assumptions considered to be reasonable under the circumstances. However, actual results may differ from the estimates.

Those estimates and assumptions include estimates for credit loss reserves for accounts receivable, assumptions used in valuing inventories at net realizable value, impairment testing of recorded long-term assets, the valuation allowance for deferred tax assets, accruals for potential liabilities, assumptions made in valuing equity instruments issued for services, and assumptions used in the determination of the Company’s liquidity.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles of the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Management bases its estimates on historical experience and on other assumptions considered to be reasonable under the circumstances. However, actual results may differ from the estimates.

Those estimates and assumptions include estimates for credit loss reserves for accounts receivable, assumptions used in valuing inventories at net realizable value, impairment testing of recorded long-term assets, the valuation allowance for deferred tax assets, accruals for potential liabilities, assumptions made in valuing equity instruments issued for services, and assumptions used in the determination of the Company’s liquidity.

Cash Equivalents		Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents.
Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at net realizable value on the date revenue is recognized. The Company provides allowances for doubtful accounts for estimated losses resulting from the inability of its customers to pay their obligation. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to repay, additional allowances may be required. The Company provides for potential uncollectible accounts receivable based on specific customer identification and historical collection experience adjusted for existing market conditions.

Most of the Company’s sales do not provide for installment payments and amounts are typically due upon invoicing. However, for those customers that are granted payment terms, the policy for determining past due status is based on the contractual payment terms of each customer, which are generally net 30 or net 60 days. Once collection efforts by the Company are exhausted, the determination for charging off uncollectible receivables is made. Management determined that no allowance for bad debts was necessary at October 31, 2024 and 2023. For the years ended October 31, 2024 and 2023, the Company recorded bad debt expense of $9,000 and $0, respectively.

Inventory

Inventory

Inventory is stated at the lower of cost or net realizable value using the average cost method. The Company provides a reserve for potential excess, dated or obsolete inventories based on an analysis of forecasted demand compared to quantities on hand and any firm purchase orders, as well as product shelf life. At October 31, 2024 and 2023, the Company determined that no reserves were required in connection with our inventory.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization are provided using the straight-line method over the estimated useful lives of the related assets. The estimated useful lives of property and equipment range from 3 to 15 years. Upon sale or retirement, the cost and related accumulated depreciation and amortization are eliminated from their respective accounts, and the resulting gain or loss is included in results of operations. Repairs and maintenance charges, which do not increase the useful lives of the assets, are charged to operations as incurred.

Non-marketable Securities

Non-marketable Securities

Non-marketable securities consist of equity investments in privately held companies, which are classified as other assets on the consolidated balance sheets. These non-marketable equity securities do not have readily determinable fair values. Under the measurement alternative election, the Company accounts for these non-marketable securities at cost and adjusted for observable price changes in orderly transactions for the identical or similar investments of the same issuer or upon impairment and are not eligible for the net-asset-value practical expedient from fair value measurement. The measurement alternative election is reassessed each reporting period to determine whether the non-marketable securities continue to be eligible for this election.

The Company periodically evaluates its non-marketable securities for impairment when events and circumstances indicate that the carrying amount of the investment may not be recovered. Impairment indicators may include, but are not limited to, a significant deterioration in earnings performance, credit rating, asset quality or business outlook or a significant adverse change in the regulatory, economic, or technological environment.

Under current U.S. GAAP, equity investments without readily determinable fair values are reported at cost minus impairment. However, impairment losses are recognized only if they are considered other-than- temporary. The Company evaluated its investment in non-marketable securities at October 31, 2024 and 2023, and determined such investment was impaired.

Leasehold Improvements

Leasehold Improvements

Leasehold improvements in excess of $1,000 that are made in connection with leases having a term of more than 12 months are capitalized by the Company and amortized over the shorter of the useful life of the asset or the remaining lease periods and renewals that are deemed to be reasonably certain at the date the leasehold improvements are purchased. Costs associated with leasehold improvements that do not exceed $1,000 are expensed as incurred.

Revenue Recognition

Revenue Recognition

The Company follows the guidance of the Financial Accounting Standards Board (“FASB’) Accounting Standards Update (“ASU”) Topic 606 “Revenue from Contracts with Customers” which requires the Company to recognize revenue in amounts that reflect the prorata completion of the performance obligations of the Company required under the contracts.

The Company recognizes revenue only when it transfers control of a promised good or service to a customer in an amount that reflects the consideration it expects to receive in exchange for the good or service. Our performance obligations are satisfied and control is transferred at a point-in-time, which is typically when the transfer and title to the product sold has taken place and there is evidence of our customer’s satisfactory acceptance of the product shipment or delivery except in those instances when the customer has made prior arrangements with the Company to store the product purchased by the customer at the Company’s facilities that is to be delivered at a later date to be designated by the customer. Amounts received prior to satisfying the revenue recognition criteria are recorded as deferred revenue on the Company’s consolidated balance sheet.

Revenue Recognition

The Company follows the guidance of the Financial Accounting Standards Board (“FASB’) Accounting Standards Update (“ASU”) Topic 606 “Revenue from Contracts with Customers” which requires the Company to recognize revenue in amounts that reflect the prorata completion of the performance obligations of the Company required under the contracts.

The Company recognizes revenue only when it transfers control of a promised good or service to a customer in an amount that reflects the consideration it expects to receive in exchange for the good or service. Our performance obligations are satisfied and control is transferred at a point-in-time, which is typically when the transfer and title to the product sold has taken place and there is evidence of our customer’s satisfactory acceptance of the product shipment or delivery except in those instances when the customer has made prior arrangements with the Company to store the product purchased by the customer at the Company’s facilities that is to be delivered at a later date to be designated by the customer. Amounts received prior to satisfying the revenue recognition criteria are recorded as deferred revenue on the Company’s consolidated balance sheet.

Net Income (Loss) Per Common Share

Net Income (Loss) Per Common Share

Basic income (loss) per common share is calculated by dividing the Company’s net loss applicable to common shareholders by the weighted average number of fully vested common shares outstanding during the period. Diluted earnings per share is calculated by dividing the Company’s net income available to common shareholders by the diluted weighted average number of fully vested shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted average number of shares adjusted for any potentially dilutive debt or equity instruments.

At January 31, 2025, the Company had 3,528,243 common shares issuable upon the exercise of options and warrants (vested and unvested), 185,000 unvested restricted stock and $725,000 of convertible debt securities that were not included in the computation of dilutive loss per share because their inclusion is anti-dilutive for the three months ended January 31, 2025.

At January 31, 2024, the Company had 2,571,656 common shares issuable upon the exercise of options and warrants (vested and unvested) and $725,000 of convertible debt securities warrants that were not included in the computation of dilutive loss per share because their inclusion is anti-dilutive for the three months ended January 31, 2024.

Net Income (Loss) Per Common Share

Basic income (loss) per common share is calculated by dividing the Company’s net loss applicable to common shareholders by the weighted average number of fully vested common shares outstanding during the period. Diluted earnings per share is calculated by dividing the Company’s net income available to common shareholders by the diluted weighted average number of fully vested shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted average number of shares adjusted for any potentially dilutive debt or equity instruments.

At October 31, 2024, the Company had 3,522,527 common shares issuable upon the exercise of options and warrants (vested and unvested), 185,000 unvested restricted stock and $725,000 of convertible debt securities that were not included in the computation of dilutive loss per share because their inclusion is anti-dilutive for the year ended October 31, 2024.

At October 31, 2023, the Company had 2,571,656 common shares issuable upon the exercise of warrants (vested and unvested) and 100,000 unvested restricted stock that were not included in the computation of dilutive loss per share because their inclusion is anti-dilutive for the year ended October 31, 2023.

Stock-Based Compensation

Stock-Based Compensation

All stock-based payments are recognized in the financial statements based on their fair values.

The Company periodically issues stock options and stock awards to employees and non-employees in non-capital raising transactions for services and for financing costs. The Company accounts for such grants issued and vesting based on ASC 718, Compensation-Stock Compensation whereby the value of the award is measured on the date of grant and recognized for employees as compensation expense on the straight-line basis over the vesting period. Recognition of compensation expense for non-employees is in the same period and manner as if the Company had paid cash for the services.

The fair value of the Company’s stock options is estimated using the Black-Scholes-Merton Option Pricing model, which uses certain assumptions related to risk-free interest rates, expected volatility, expected life of the stock options or restricted stock, and future dividends. Compensation expense is recorded based upon the value derived from the Black-Scholes-Merton Option Pricing model and based on actual experience. The assumptions used in the Black-Scholes-Merton Option Pricing model could materially affect compensation expense recorded in future periods.

Stock-Based Compensation

All stock-based payments are recognized in the financial statements based on their fair values.

The Company periodically issues stock options and stock awards to employees and non-employees in non-capital raising transactions for services and for financing costs. The Company accounts for such grants issued and vesting based on ASC 718, Compensation-Stock Compensation whereby the value of the award is measured on the date of grant and recognized for employees as compensation expense on the straight-line basis over the vesting period. Recognition of compensation expense for non-employees is in the same period and manner as if the Company had paid cash for the services.

The fair value of the Company’s stock options is estimated using the Black-Scholes-Merton Option Pricing model, which uses certain assumptions related to risk-free interest rates, expected volatility, expected life of the stock options or restricted stock, and future dividends. Compensation expense is recorded based upon the value derived from the Black-Scholes-Merton Option Pricing model and based on actual experience. The assumptions used in the Black-Scholes-Merton Option Pricing model could materially affect compensation expense recorded in future periods.

Research and Development Costs

Research and Development Costs

Research and development costs consist of direct and indirect costs associated with the development of the Company’s technologies. These costs are expensed as incurred. Our research and development expenses were approximately $18,000 and $27,000 for the three months ended January 31, 2025 and 2024, respectively. The research and development costs primarily relate to the filing and approval of IND applications and the performance of clinical trials.

Research and Development Costs

Research and development costs consist of direct and indirect costs associated with the development of the Company’s technologies. These costs are expensed as incurred. Our research and development expenses were approximately $164,000 and $923,000 for the years ended October 31, 2024 and 2023, respectively. The research and development costs primarily relate to the filing and approval of IND applications and the performance of clinical trials.

Income Taxes

Income Taxes

The Company files a consolidated tax return that includes all of its subsidiaries.

Provisions for income taxes are based on taxes payable or refundable for the current year taxable income for federal and state income tax reporting purposes and deferred income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss carryforwards. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of the operations in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with FASB Topic 740 – Income Taxes. This pronouncement prescribes a recognition threshold and measurement process for financial statement recognition of uncertain tax positions taken or expected to be taken in a tax return. The interpretation also provides guidance on recognition, derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

For the years ended October 31, 2024 and 2023 the Company incurred operating losses, and therefore, there was not any income tax expense amount recorded during those periods. There is a full valuation allowance established for the tax benefit associated with the net losses for the years ended October 31, 2024 and 2023.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company includes fair value information in the notes to financial statements when the fair value of its financial instruments is different from the book value. When the book value approximates fair value, no additional disclosure is made.

The Company follows FASB ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value and enhances disclosures about fair value measurements. It defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company’s financial instruments consist of cash and cash equivalents, accounts payable, accrued liabilities and convertible debt. The estimated fair value of cash, accounts payable and accrued liabilities approximate their carrying amounts due to the short-term nature of these instruments.

The Company follows the provisions of ASC 820 with respect to its financial instruments. As required by ASC 820, assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to their fair value measurement.

Level one — Quoted market prices in active markets for identical assets or liabilities;

Level two — Inputs other than level one inputs that are either directly or indirectly observable such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level three — Unobservable inputs that are supported by little or no market activity and developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter.

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, accounts receivable, accounts payable and other payables, approximate their fair values because of the short maturity of these instruments. The carrying values of convertible notes approximate their fair values because interest rates on these obligations are based on prevailing market interest rates.

Fair Value of Financial Instruments

The Company includes fair value information in the notes to financial statements when the fair value of its financial instruments is different from the book value. When the book value approximates fair value, no additional disclosure is made.

The Company follows FASB ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value and enhances disclosures about fair value measurements. It defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company’s financial instruments consist of cash and cash equivalents, accounts payable, accrued liabilities and convertible debt. The estimated fair value of cash, accounts payable and accrued liabilities approximate their carrying amounts due to the short-term nature of these instruments.

The Company follows the provisions of ASC 820 with respect to its financial instruments. As required by ASC 820, assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to their fair value measurement.

Level one — Quoted market prices in active markets for identical assets or liabilities;

Level two — Inputs other than level one inputs that are either directly or indirectly observable such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level three — Unobservable inputs that are supported by little or no market activity and developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter.

Operating Lease Obligations

Operating Lease Obligations

Under the provisions of Accounting Standards Update (ASU) No. 2016-02 (Topic 842) (“ASC 842”), the Company recognizes a right of use (“ROU”) asset and corresponding lease liability for all operating leases upon commencement of the lease.

The Company’s policy is to treat operating leases that have a term of one year or less at lease commencement date and do not include a purchase option that is reasonably certain of exercise, consistent with the lease recognition approach as previously outlined under ASC 840. In addition, month to month leases which do not involve additional financial commitments on the part of the Company are also treated consistent with the lease recognition approach as previously outlined under ASC 840. The Company has established a capitalization threshold of $15,000 in determining whether any future operating leases will be capitalized.

Segment Information

Segment Information

Under ASC 280, Segment Reporting, operating segments are defined as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and in assessing performance. The Company has one component. Therefore, the Company’s Chief Executive Officer, who is also the CODM, makes decisions and manages the Company’s operations as a single operating segment for the manufacture and distribution of its products.

Segment Information

Under ASC 280, Segment Reporting, operating segments are defined as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and in assessing performance. The Company has one component. Therefore, the Company’s Chief Executive Officer, who is also the CODM, makes decisions and manages the Company’s operations as a single operating segment for the manufacture and distribution of its products.

Subsequent Events	Subsequent Events The Company has evaluated subsequent events that occurred after January 31, 2025 through the financial statement issuance date for subsequent event disclosure consideration.	Subsequent Events The Company has evaluated subsequent events that occurred after October 31, 2024 through the financial statement issuance date for subsequent event disclosure or recording.
Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In January 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, in November 2024, and ASU 2025-01, Clarifying the Effective Date. These 6 updates require entities to provide disaggregated disclosure of income statement expenses. The ASUs do not affect the expense captions presented on the face of the income statement but instead require the disaggregation of certain expense captions into specified categories within the footnotes to the financial statements. The ASUs will become effective for the Company beginning December 1, 2027, and is not expected to have a material impact on its consolidated financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which is intended to improve reportable segment disclosure requirements, primarily through additional disclosures about significant segment expenses. This ASU requires public companies with a single reportable segment to provide all disclosures required under ASC 280. In addition, this ASU requires public companies to include in interim reports all disclosures related to a reportable segment’s profit or loss and assets that are currently required in annual reports. While the ASU implements further segment disclosure requirements, it does not change how an entity identifies its operating or reportable segments and it will have no impact on the Company’s consolidated financial condition, results of operations or cash flows. This ASU is applicable to the Company’s Annual Report on Form 10-K for the fiscal year ending October 31, 2025, and subsequent interim periods. Early adoption is permitted and the amendments must be applied retrospectively to all prior periods presented.

Management does not believe that any other recently issued, but not yet effective, authoritative guidance, if currently adopted, would have a material impact on the Company’s financial statements, including their presentation and related disclosures.

Recently Issued Accounting Pronouncements

In November 2024, FASB issued ASU 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) Disaggregation of Income Statement Expenses. The guidance in ASU 2024-03 requires public business entities to disclose in the notes to the financial statements, among other things, specific information about certain costs and expenses including purchases of inventory; employee compensation; and depreciation and amortization expense for each caption on the income statement where such expenses are included. The update is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted, and the amendments may be applied prospectively to reporting periods after the effective date or retrospectively to all periods presented in the financial statements. We are currently evaluating the provisions of this guidance and assessing the potential impact on our financial statement disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosure, which is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expense categories that are regularly provided to the chief operating decision maker and included in each reported measure of a segment’s profit or loss. The update also requires all annual disclosures about a reportable segment’s profit or loss and assets to be provided in interim periods and for entities with a single reportable segment to provide all the disclosures required by ASC 280, Segment Reporting, including the significant segment expense disclosures. The Company will adopt ASU 2023-07 beginning November 1, 2024. The Company does not believe the impact of the new guidance and related codification improvements had a material impact to its financial position, results of operations and cash flows.

We have reviewed all accounting pronouncements recently issued by the FASB and the SEC. The authoritative pronouncements that we have already adopted did not have a material effect on our financial condition, results of operations, cash flows or reporting thereof, and except as otherwise noted above, we do not believe that any of the authoritative pronouncements that we have not yet adopted will have a material effect upon our financial condition, results of operations, cash flows or reporting thereof.